Investment Securities	12 Months Ended
Dec. 31, 2011
Investment Securities [Abstract]
Investment Securities

Note 2 - Investment Securities

Carrying amounts and fair values of securities available for sale are summarized below:

December 31, 2011	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(dollars in thousands)
U.S. Treasury	$32,073	$1,459	$—	$33,532
U.S. Government agencies	19,142	855	—	19,997
GSE - Mortgage-backed securities and CMO's	24,016	332	85	24,263
State and political subdivisions	10,071	798	—	10,869

Total securities available for sale	$85,302	$3,444	$85	$88,661

December 31, 2010	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(dollars in thousands)
U.S. Treasury	$51,622	$746	$1,220	$51,148
U.S. Government agencies	24,862	766	165	25,463
GSE - Mortgage-backed securities and CMO's	8,655	294	49	8,900
State and political subdivisions	10,725	267	108	10,884

Total securities available for sale	$95,864	$2,073	$1,542	$96,395

At both December 31, 2011 and 2010, the Company owned Federal Reserve stock reported at cost of $802,850 and 778,850 respectively and is included in other assets. Also at December 31, 2011 and 2010, the Company owned Federal Home Loan Bank Stock (FHLB) of $2.5 million and $3.3 million, respectively. The investments in Federal Reserve stock and FHLB stock are required investments related to the Company's membership and borrowings with these banks.

Results from sales and calls of securities available for sale for the years ended December 31, 2011, 2010 and 2009 are as follows:

	2011	2010	2009
	(dollars in thousands)
Gross proceeds from sales and calls	$25,568	$40,623	$9,535

Realized gains from sales	$933	$1,960	$219
Realized losses from sales	—	(476)	(930)

Net realized gains (losses)	$933	$1,484	$(711)

At December 31, 2011, 2010 and 2009 securities available for sale with a carrying amount of $37.7 million, $40.7 million and $11.4 million, respectively, were pledged as collateral on public deposits and for other purposes as required or permitted by law.

The following tables show the gross unrealized losses and fair value of investments, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2011 and 2010. These unrealized losses on investment securities are a result of temporary fluctuations in the market prices due to a rise in interest rates, which will adjust if rates decline in a volatile market and are in no way a reflection of the credit quality of the investments. At December 31, 2011, the unrealized losses related to three mortgage backed securities and at December 31, 2010 related to six U.S. Treasury notes, two U.S. Government Agencies, three mortgage backed securities and eight North Carolina municipal bonds.

	Less than 12 Months		12 Months or More		Total
December 31, 2011	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(dollars in thousands)
Securities available for sale temporary impairment
U.S. Treasury	$—	$—	$—	$—	$—	$—
U.S. Gov't agencies	—	—	—	—	—	—
Mortgage-backed securities and CMO's	9,734	85	—	—	9,734	85
State and political subdivisions	—	—	—	—	—	—

	$9,734	$85	$—	$—	$9,734	$85

	Less than 12 Months		12 Months or More		Total
December 31, 2010	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(dollars in thousands)
Securities available for sale temporary impairment
U.S. Treasury	$26,138	$1,220	$—	$—	$26,138	$1,220
U.S. Gov't agencies	5,736	165	—	—	5,736	165
Mortgage-backed securities and CMO's	2,900	49	—	—	2,900	49
State and political subdivisions	4,522	108	—	—	4,522	108

	$39,296	$1,542	$—	$—	$39,296	$1,542

Declines in the fair value of the investment portfolio are believed by management to be temporary in nature. When evaluating an investment for other-than-temporary impairment management considers among other things, the length of time and the extent to which the fair value has been in a loss position, the financial condition of the issuer and the intent and the ability of the Company to hold the investment until the loss position is recovered.

Any unrealized losses were largely due to increases in market interest rates over the yields available at the time of purchase. The fair value is expected to recover as the bonds approach their maturity date or market yields for such investments decline. Management does not believe any of the securities are impaired due to reasons of quality but that the losses are temporary in nature. At December 31, 2011, the Company did not intend to sell and was not likely to be required to sell the available for sale securities that were in a loss position prior to full recovery.

The following table shows contractual maturities of the investment portfolio as of December 31, 2011:

	Amortized Cost	Estimated Fair Value
	(dollars in thousands)

Due within one year	$2,412	$2,454
Due after one but within five years	25,559	26,839
Due after five but within ten years	31,711	33,354
Due after ten years	1,604	1,751
Mortgage backed securities	24,016	24,263

	$85,302	$88,661

The mortgage-based securities are shown separately as they are not due at a single maturity date.

The following table summarizes cumulative credit related other-than-temporary impairment losses recognized on debt securities held by the Company:

	2011	2010
	(dollars in thousands)

Balance, beginning of the period	$—	$1,807
Impairment losses recognized during the year	—	—
Realized losses from sales	—	(1,807)

Balance, end of year	$—	$—